Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases. These leases expire through 2022 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2016, 2017 and 2018 were RMB31,554, RMB58,861 and RMB78,713, respectively.

Future minimum payments under non-cancellable operating leases as of December 31, 2018 were as follows:

RMB
2019	99,133
2020	82,697
2021	26,980
2022	8,633

Total	217,443

Investment commitments

The Group was obligated to subscribe RMB30,001 and RMB47,500 for partnership interest and equity interest of certain long-term investees under various arrangements as of December 31, 2017 and 2018, respectively.

Contingencies

The Group is subject to legal proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.